SCHEDULE OF LOANS FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Due To Related Parties
Other loans payable to related parties, current	$ 7,009,162	$ 4,001,091
Other loans payable to related parties, non-current	9,722,569	1,789
Total loans payable to related parties	$ 16,731,731	$ 4,002,880